Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 18, 2015
Registrant Name	CREDIT SUISSE OPPORTUNITY FUNDS
Central Index Key	0000946110
Amendment Flag	false
Document Creation Date	Nov. 18, 2015
Document Effective Date	Nov. 18, 2015
Prospectus Date	Feb. 27, 2015
Credit Suisse Multialternative Strategy Fund | Class A Shares
Prospectus:
Trading Symbol	CSQAX
Credit Suisse Multialternative Strategy Fund | Class C Shares
Prospectus:
Trading Symbol	CSQCX
Credit Suisse Multialternative Strategy Fund | Class I Shares
Prospectus:
Trading Symbol	CSQIX